RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Narratives (Details) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Aggregate carrying value of land use right certificates	¥ 52,884,000	¥ 54,882,000
Aggregate carrying value of land use right certificates not obtained	¥ 1,154,591,000	¥ 1,182,379,000